Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Financial assets
Interest-bearing deposits with banks	$ 71,086	$ 108,011
Securities
Trading	190,151	148,205
Investment, net of applicable allowance	219,579	170,018
Securities	409,730	318,223
Assets purchased under reverse repurchase agreements and securities borrowed	340,191	317,845
Loans, net of applicable allowance
Loans, net	852,773	819,965
Other
Derivatives	142,450	154,439
Deposits
Personal	441,946	404,932
Business and government	745,075	759,870
Bank	44,666	44,012
Deposits	1,231,687	1,208,814
Other
Obligations related to securities sold short	33,651	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	335,238	273,947
Derivatives	142,629	153,491
Subordinated debentures	11,386	10,025
Financial assets classified as FVTPL [member]
Securities
Trading	180,651	138,507
Securities	180,651	138,507
Assets purchased under reverse repurchase agreements and securities borrowed	285,869	264,665
Loans, net of applicable allowance
Retail	114	73
Wholesale	5,629	6,914
Loans, net	5,743	6,987
Other
Derivatives	142,450	154,439
Other assets	4,819	3,377
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	60,856	84,468
Securities
Trading	9,500	9,698
Securities	9,500	9,698
Loans, net of applicable allowance
Retail	362	375
Wholesale	3,619	3,222
Loans, net	3,981	3,597
Other
Other assets	5
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	127,624	92,063
Securities	127,624	92,063
Loans, net of applicable allowance
Retail	280	218
Wholesale	597	563
Loans, net	877	781
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	842	828
Securities	842	828
Financial liabilities classified as FVTPL [member]
Deposits
Personal	109	298
Business and government	174	447
Deposits	283	745
Other
Obligations related to securities sold short	33,651	35,511
Derivatives	142,629	153,491
Other liabilities	(937)	(360)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	26,702	21,959
Business and government	137,454	152,119
Bank	11,462	7,196
Deposits	175,618	181,274
Other
Obligations related to assets sold under repurchase agreements and securities loaned	298,679	248,835
Other liabilities	11	69
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	10,230	23,543
Securities
Investment, net of applicable allowance	83,667	70,073
Securities	83,667	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	54,322	53,180
Loans, net of applicable allowance
Retail	542,480	521,428
Wholesale	268,843	253,816
Loans, net	811,323	775,244
Other
Other assets	68,537	73,084
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	412,886	380,396
Business and government	605,260	605,102
Bank	33,160	36,758
Deposits	1,051,306	1,022,256
Other
Obligations related to assets sold under repurchase agreements and securities loaned	36,559	25,112
Other liabilities	92,402	90,160
Subordinated debentures	11,213	9,668
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	71,086	108,011
Securities
Trading	190,151	148,205
Investment, net of applicable allowance	219,579	170,018
Securities	409,730	318,223
Assets purchased under reverse repurchase agreements and securities borrowed	340,191	317,845
Loans, net of applicable allowance
Retail	567,132	547,433
Wholesale	285,641	272,532
Loans, net	852,773	819,965
Other
Derivatives	142,450	154,439
Other assets	73,361	76,461
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	10,230	23,543
Securities
Investment, net of applicable allowance	91,113	77,127
Securities	91,113	77,127
Assets purchased under reverse repurchase agreements and securities borrowed	54,322	53,180
Loans, net of applicable allowance
Retail	566,376	546,767
Wholesale	275,796	261,833
Loans, net	842,172	808,600
Other
Other assets	68,537	73,084
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	71,086	108,011
Securities
Trading	190,151	148,205
Investment, net of applicable allowance	212,133	162,964
Securities	402,284	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	340,191	317,845
Loans, net of applicable allowance
Retail	543,236	522,094
Wholesale	278,688	264,515
Loans, net	821,924	786,609
Other
Derivatives	142,450	154,439
Other assets	73,361	76,461
Financial liabilities at carrying amount [member]
Deposits
Personal	441,946	404,932
Business and government	745,075	759,870
Bank	44,666	44,012
Deposits	1,231,687	1,208,814
Other
Obligations related to securities sold short	33,651	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	335,238	273,947
Derivatives	142,629	153,491
Other liabilities	91,574	90,057
Subordinated debentures	11,386	10,025
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	415,135	382,675
Business and government	607,447	607,304
Bank	33,204	36,816
Deposits	1,055,786	1,026,795
Other
Obligations related to assets sold under repurchase agreements and securities loaned	36,559	25,112
Other liabilities	92,500	90,348
Subordinated debentures	11,386	10,025
Financial liabilities at fair value [member]
Deposits
Personal	439,697	402,653
Business and government	742,888	757,668
Bank	44,622	43,954
Deposits	1,227,207	1,204,275
Other
Obligations related to securities sold short	33,651	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	335,238	273,947
Derivatives	142,629	153,491
Other liabilities	91,476	89,869
Subordinated debentures	$ 11,213	$ 9,668